UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-08287

Cohen & Steers Real Estate Securities Fund, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue, New York, NY			10017
(Address of principal executive offices)			(Zip code)

Francis C. Poli Cohen & Steers Capital Management, Inc. 280 Park Avenue New York, New York 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2017

Item 1. Reports to Stockholders.

COHEN & STEERS REAL ESTATE SECURITIES FUND, INC.

To Our Shareholders:

We would like to share with you our report for the six months ended June 30, 2017. The net asset values (NAV) per share at that date were $14.50, $13.17, $15.24, $15.25, $15.21 and $15.25 for Class A, Class C, Class F, Class I, Class R and Class Z shares, respectively.

The total returns for the Fund and its comparative benchmarks were:

Six Months Ended June 30, 2017
Cohen & Steers Real Estate Securities Fund—Class A	4.22%
Cohen & Steers Real Estate Securities Fund—Class C	3.89%
Cohen & Steers Real Estate Securities Fund—Class F	— [a]
Cohen & Steers Real Estate Securities Fund—Class I	4.42%
Cohen & Steers Real Estate Securities Fund—Class R	4.16%
Cohen & Steers Real Estate Securities Fund—Class Z	4.45%
FTSE NAREIT Equity REIT Index[b]	2.70%
S&P 500 Index[b]	9.34%

The performance data quoted represent past performance. Past performance is no guarantee of future results. The investment return and the principal value of an investment will fluctuate and shares, if redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Current total returns of the Fund can be obtained by visiting our website at cohenandsteers.com. All share class returns assume the reinvestment of all dividends and distributions at NAV. Performance quoted does not reflect the deduction of the maximum 4.50% initial sales charge on Class A shares or the 1.00% maximum contingent deferred sales charge on Class C shares. The 1.00% maximum contingent deferred sales charge on Class C shares applies if redemption occurs on or before the one year anniversary date of their purchase. If such charges were included, returns would have been lower. Index performance does not reflect the deduction of any fees, taxes or expenses. An investor cannot invest directly in an index. Performance figures for periods shorter than one year are not annualized.

Please note that distributions paid by the Fund to shareholders are subject to recharacterization for tax purposes and are taxable up to the amount of the Fund's investment company taxable income and net realized gains. Distributions in excess of the Fund's investment company taxable income and net realized gains are a return of capital distributed from the Fund's assets.

a  Inception date of Class F shares was April 3, 2017. Total return for Class F shares was 2.44% for the period April 3, 2017 through June 30, 2017.

b  The FTSE NAREIT Equity REIT Index contains all tax-qualified REITs except timber and infrastructure REITs with more than 50% of total assets in qualifying real estate assets other than mortgages secured by real property that also meet minimum size and liquidity criteria. The S&P 500 Index is an unmanaged index of 500 large-capitalization stocks that is frequently used as a general measure of U.S. stock market performance.

COHEN & STEERS REAL ESTATE SECURITIES FUND, INC.

Market Review

The U.S. stock market advanced strongly in the first half of 2017, aided by improving economic data, expectations of business-friendly government initiatives and generally positive year-ahead corporate guidance. Stocks, including real estate securities, also drew support from a benign interest-rate backdrop. While the Federal Reserve raised short-term interest rates by a total of 0.50% during the period in response to an improving economy, U.S. bond yields declined as inflation expectations dropped along with retreating oil prices. The yield on the 10-year Treasury fell from 2.5% at the start of the period to 2.3% at the end of the period.

Real estate investment trusts (REITs) had a positive overall return in this environment, although they trailed broad equity indexes, with strong gains in sectors such as data centers and industrial largely countered by declines in retail landlords. The disparity in returns partly reflected the differing effects of the rise of e-commerce on various property types. For example, the growth of online retail has led to increasing demand for the logistics services provided by industrial REITs, especially those that own warehouses located near densely populated areas. At the same time, online retail has been a growing source of competition for brick and mortar retailers, a factor behind a recent rise in store closings.

Fund Performance

The Fund had a positive total return in the period and outperformed its benchmark. Relative performance benefited from our underweights in regional mall and shopping center REITs, which were among the poorest performing sectors with significant declines. Retail landlords in general struggled amid ongoing news of store closings and concerns regarding the expansion of e-commerce, trends that could weigh on a number of these companies' operating fundamentals for an extended period.

Stock selection in the hotel sector also contributed to relative performance, as the Fund held an out-of-index allocation to Hilton, which outperformed. The company reported solid first-quarter earnings, aided by improvements in management and franchise fees. Our overweight and stock selection among data center REITs was additionally beneficial, with a significant contribution from our overweight in DuPont Fabros Technology (DuPont). The stock rallied after Digital Realty announced that it would acquire the company at a premium to DuPont's stock price at the time of the news.

The Fund's out-of-index position in American Tower in the infrastructure sector further aided performance. The company had a sizable gain amid strong projected increases in demand from wireless carriers and cable companies, another partial reflection of the expansion of e-commerce.

The Fund's underweight in industrial REITs detracted from relative performance. While we have found opportunities to make select investments in the sector, the sector's valuations generally remained less attractive to us. The Fund's underweight in health care property landlords also hindered performance. That notwithstanding, we believe these companies are likely to remain challenged, with only modest growth prospects over the next year. Stock selection in the apartment and specialty sectors and our underweight in specialty REITs detracted from relative returns as well.

COHEN & STEERS REAL ESTATE SECURITIES FUND, INC.

Impact of Derivatives on Fund Performance

The Fund engaged in the buying and selling of single stock options with the intention of enhancing total returns and reducing overall volatility. These contracts did not have a material effect on the Fund's total return for the six-month period ended June 30, 2017.

Sincerely,

THOMAS N. BOHJALIAN	JASON A. YABLON
Portfolio Manager	Portfolio Manager

The views and opinions in the preceding commentary are subject to change without notice and are as of the date of the report. There is no guarantee that any market forecast set forth in the commentary will be realized. This material represents an assessment of the market environment at a specific point in time, should not be relied upon as investment advice and is not intended to predict or depict performance of any investment.

Visit Cohen & Steers online at cohenandsteers.com

For more information about the Cohen & Steers family of mutual funds, visit cohenandsteers.com. Here you will find fund net asset values, fund fact sheets and portfolio highlights, as well as educational resources and timely market updates.

Our website also provides comprehensive information about Cohen & Steers, including our most recent press releases, profiles of our senior investment professionals and their investment approach to each asset class. The Cohen & Steers family of mutual funds invests in major real asset categories including real estate securities, listed infrastructure, commodities and natural resource equities, as well as preferred securities and other income solutions.

COHEN & STEERS REAL ESTATE SECURITIES FUND, INC.

Performance Review (Unaudited)

Average Annual Total Returns—For Periods Ended June 30, 2017

	Class A Shares	Class C Shares	Class F Shares	Class I Shares	Class R Shares	Class Z Shares
1 Year (with sales charge)	–3.56%[a]	–0.66%[b]	—	—	—	—
1 Year (without sales charge)	0.98%	0.34%	—	1.25%	0.82%	1.31%
5 Years (with sales charge)	10.32%[a]	10.61%	—	—	—	—
5 Years (without sales charge)	11.34%	10.61%	—	11.65%	—	—
10 Years (with sales charge)	6.32%[a]	6.12%	—	—	—	—
10 Years (without sales charge)	6.81%	6.12%	—	7.15%	—	—
Since Inception[c] (with sales charge)	9.41%[a]	8.63%	—	—	—	—
Since Inception[c] (without sales charge)	9.67%	8.63%	2.44%	10.01%	12.77%	13.31%

The performance data quoted represent past performance. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate and shares, if redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Performance information current to the most recent month end can be obtained by visiting our website at cohenandsteers.com. All share class returns assume the reinvestment of all dividends and distributions at NAV. The performance table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance figures for periods shorter than one year are not annualized.

The annualized expense ratios for each class of shares as disclosed in the April 1, 2017 prospectus were as follows: Class A—1.19%; Class C—1.84%; Class Fd—0.84%; Class I—0.91%; Class R—1.34%; and Class Z—0.84%.

a  Reflects a 4.50% front-end sales charge.

b  Reflects a contingent deferred sales charge of 1.00%.

c  Inception dates: September 2, 1997, January 14, 1998, April 3, 2017, July 15, 1998, October 1, 2014 and October 1, 2014 for Class A, C, F, I, R and Z shares, respectively.

d  The total annualized expense ratio for Class F shares is estimated.

COHEN & STEERS REAL ESTATE SECURITIES FUND, INC.

Expense Example (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs including investment advisory fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2017—June 30, 2017.

Actual Expenses

The first line of the following table provides information about actual account values and expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

COHEN & STEERS REAL ESTATE SECURITIES FUND, INC.

Expense Example (Unaudited)—(Continued)

	Beginning Account Value January 1, 2017	Ending Account Value June 30, 2017	Expenses Paid During Period[a] January 1, 2017– June 30, 2017
Class A
Actual (4.22% return)	$1,000.00	$1,042.20	$5.77
Hypothetical (5% annual return before expenses)	$1,000.00	$1,019.14	$5.71
Class C
Actual (3.89% return)	$1,000.00	$1,038.90	$9.05
Hypothetical (5% annual return before expenses)	$1,000.00	$1,015.92	$8.95
Class F
Actual (2.44% return)[b]	$1,000.00	$1,024.40	$1.93
Hypothetical (5% annual return before expenses)[c]	$1,000.00	$1,020.93	$3.91
Class I
Actual (4.42% return)	$1,000.00	$1,044.20	$4.36
Hypothetical (5% annual return before expenses)	$1,000.00	$1,020.53	$4.31
Class R
Actual (4.16% return)	$1,000.00	$1,041.60	$6.53
Hypothetical (5% annual return before expenses)	$1,000.00	$1,018.40	$6.46
Class Z
Actual (4.45% return)	$1,000.00	$1,044.50	$4.00
Hypothetical (5% annual return before expenses)	$1,000.00	$1,020.88	$3.96

a  Expenses are equal to the Fund's Class A, Class C, Class F, Class I, Class R and Class Z annualized expense ratios of 1.14%, 1.79%, 0.79%, 0.86%, 1.29%% and 0.79%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

b  Actual expenses for the period April 3, 2017 (inception date) to June 30, 2017.

c  Hypothetical expenses if the class had been in existence from January 1, 2017 through June 30, 2017.

COHEN & STEERS REAL ESTATE SECURITIES FUND, INC.

June 30, 2017
Top Ten Holdings
(Unaudited)

Security	Value	% of Net Assets
Simon Property Group	$193,926,461	4.9
Equinix	186,334,834	4.7
AvalonBay Communities	176,551,383	4.5
UDR	170,854,885	4.3
Prologis	161,363,500	4.1
DuPont Fabros Technology	149,892,885	3.8
Equity Residential	134,281,416	3.4
Boston Properties	116,698,002	3.0
Healthcare Trust of America, Class A	115,388,514	2.9
Essex Property Trust	114,944,892	2.9

Sector Breakdown

(Based on Net Assets)
(Unaudited)

COHEN & STEERS REAL ESTATE SECURITIES FUND, INC.

SCHEDULE OF INVESTMENTS

June 30, 2017 (Unaudited)

		Number of Shares	Value
COMMON STOCK	98.2%
COMMUNICATIONS—TOWERS	3.0%
American Tower Corp.		302,503	$40,027,197
Crown Castle International Corp.		794,634	79,606,434
			119,633,631
REAL ESTATE	95.2%
HEALTH CARE	6.6%
Healthcare Trust of America, Class A		3,709,049	115,388,514
Physicians Realty Trust		1,887,482	38,013,888
Ventas		1,527,466	106,128,338
			259,530,740
HOTEL	6.9%
Extended Stay America		2,077,819	40,226,576
Hilton Worldwide Holdings		936,537	57,924,813
Park Hotels & Resorts		3,264,032	87,998,303
Red Rock Resorts, Class A		2,049,179	48,258,165
Sunstone Hotel Investors		2,432,073	39,205,017
			273,612,874
INDUSTRIALS	4.9%
Prologis		2,751,765	161,363,500
PS Business Parks		226,708	30,013,872
			191,377,372
NET LEASE	6.5%
Agree Realty Corp.		1,035,159	47,482,743
Easterly Government Properties		1,506,166	31,554,178
Four Corners Property Trust		1,515,545	38,055,335
Gaming and Leisure Properties		1,303,040	49,085,517
Gramercy Property Trust		1,911,936	56,803,619
STORE Capital Corp.		1,418,710	31,850,039
			254,831,431

See accompanying notes to financial statements.

COHEN & STEERS REAL ESTATE SECURITIES FUND, INC.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2017 (Unaudited)

		Number of Shares	Value
OFFICE	16.3%
Boston Properties		948,610	$116,698,002
Corporate Office Properties Trust		1,699,786	59,543,503
Cousins Properties		7,833,731	68,858,495
Douglas Emmett		2,015,870	77,026,393
Empire State Realty Trust, Class A		2,762,580	57,378,787
Hudson Pacific Properties		1,746,460	59,711,467
Kilroy Realty Corp.		1,184,784	89,036,518
SL Green Realty Corp.		1,078,532	114,108,686
			642,361,851
RESIDENTIAL	25.2%
APARTMENT	17.1%
Apartment Investment & Management Co.		1,789,581	76,898,296
AvalonBay Communities		918,725	176,551,383
Equity Residential		2,039,821	134,281,416
Essex Property Trust		446,787	114,944,892
UDR		4,384,267	170,854,885
			673,530,872
MANUFACTURED HOME	1.8%
Sun Communities		807,519	70,811,341
SINGLE FAMILY	2.9%
American Homes 4 Rent, Class A		1,404,331	31,695,751
Colony Starwood Homes		2,327,601	79,859,990
			111,555,741
STUDENT HOUSING	3.4%
American Campus Communities		1,411,633	66,770,241
Education Realty Trust		1,744,021	67,580,814
			134,351,055
TOTAL RESIDENTIAL			990,249,009

See accompanying notes to financial statements.

COHEN & STEERS REAL ESTATE SECURITIES FUND, INC.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2017 (Unaudited)

		Number of Shares	Value
SELF STORAGE	3.9%
CubeSmart		2,581,985	$62,070,919
Extra Space Storage		983,278	76,695,684
Life Storage		206,679	15,314,914
			154,081,517
SHOPPING CENTERS	11.5%
COMMUNITY CENTER	4.6%
Brixmor Property Group		6,080,491	108,719,179
Kimco Realty Corp.		2,261,468	41,497,938
Urban Edge Properties		1,255,259	29,787,296
			180,004,413
REGIONAL MALL	6.9%
GGP		3,282,409	77,333,556
Simon Property Group		1,198,853	193,926,461
			271,260,017
TOTAL SHOPPING CENTERS			451,264,430
SPECIALTY	13.4%
CyrusOne		845,635	47,144,151
DuPont Fabros Technology		2,450,832	149,892,885
Equinix		434,185	186,334,834
GEO Group/The		1,942,579	57,442,061
Outfront Media		2,112,182	48,833,648
QTS Realty Trust, Class A		719,111	37,631,079
			527,278,658
TOTAL REAL ESTATE			3,744,587,882
TOTAL COMMON STOCK (Identified cost—$3,476,709,355)			3,864,221,513

See accompanying notes to financial statements.

COHEN & STEERS REAL ESTATE SECURITIES FUND, INC.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2017 (Unaudited)

		Number of Contracts	Value
PURCHASED OPTION CONTRACTS	0.2%
PURCHASED CALL OPTION CONTRACTS
DDR Corp., Call, USD Strike Price 8, expires 9/15/17		5,931	$660,127
Kimco Realty Corp., Call, USD Strike Price 17, expires 9/15/17		13,006	1,956,266
Macerich Co. (The), Call, USD Strike Price 57, expires 9/15/17		4,410	1,582,592
Regency Centers Corp., Call, USD Strike Price 61, expires 9/15/17		3,517	986,969
Simon Property Group, Call, USD Strike Price 152, expires 9/15/17		1,970	2,301,115
Weingarten Realty Investors, Call, USD Strike Price 30, expires 9/15/17		3,299	363,044
TOTAL PURCHASED OPTION CONTRACTS (Identified cost—$6,089,524)			7,850,113
		Number of Shares
SHORT-TERM INVESTMENTS	0.7%
MONEY MARKET FUNDS
State Street Institutional Treasury Money Market Fund, Premier Class, 0.83%[a]		25,900,000	25,900,000
TOTAL SHORT-TERM INVESTMENTS (Identified cost—$25,900,000)			25,900,000
TOTAL INVESTMENTS (Identified cost—$3,508,698,879)	99.1%		3,897,971,626
WRITTEN OPTION CONTRACTS	(0.1)		(4,120,304)
OTHER ASSETS IN EXCESS OF LIABILITIES	1.0		41,252,107
NET ASSETS	100.0%		$3,935,103,429

See accompanying notes to financial statements.

COHEN & STEERS REAL ESTATE SECURITIES FUND, INC.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2017 (Unaudited)

		Number of Contracts	Value
WRITTEN OPTION CONTRACTS	(0.1)%
WRITTEN CALL OPTION CONTRACTS
DDR Corp., Call, USD Strike Price 9, expires 9/15/17		5,931	$(377,333)
Kimco Realty Corp., Call, USD Strike Price 19, expires 9/15/17		13,006	(769,263)
Macerich Co. (The), Call, USD Strike Price 63, expires 9/5/17		4,410	(645,670)
Regency Centers Corp., Call, USD Strike Price 67, expires 9/15/17		3,517	(160,198)
Simon Property Group, Call, USD Strike Price 167, expires 9/15/17		1,970	(634,084)
Weingarten Realty Investors, Call, USD Strike Price 33, expires 9/15/17		3,299	(64,839)
TOTAL WRITTEN CALL OPTION CONTRACTS			(2,651,387)
WRITTEN PUT OPTION CONTRACTS
DDR Corp., Put, USD Strike Price 8, expires 9/15/17		5,931	(122,424)
Kimco Realty Corp., Put, USD Strike Price 16, expires 9/15/17		13,006	(450,058)
Macerich Co. (The), Put, USD Strike Price 51, expires 9/15/17		4,410	(512,527)
Regency Centers Corp., Put, USD Strike Price 55, expires 9/15/17		3,517	(95,511)
Simon Property Group, Put, USD Strike Price 137, expires 9/15/17		1,970	(146,209)
Weingarten Realty Investors, Put, USD Strike Price 27, expires 9/15/17		3,299	(142,188)
TOTAL WRITTEN PUT OPTION CONTRACTS			(1,468,917)
TOTAL WRITTEN OPTION CONTRACTS (Premiums received—$4,035,681)			$(4,120,304)

Glossary of Portfolio Abbreviations

USD  United States Dollar

Note: Percentages indicated are based on the net assets of the Fund.

a  Rate quoted represents the annualized seven-day yield of the fund.

See accompanying notes to financial statements.

COHEN & STEERS REAL ESTATE SECURITIES FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2017 (Unaudited)

ASSETS:
Investments in securities, at value (Identified cost—$3,508,698,879)	$3,897,971,626
Cash	4,165,316
Receivable for:
Investment securities sold	41,042,834
Fund shares sold	24,297,839
Dividends	15,280,671
Other assets	30,726
Total Assets	3,982,789,012
LIABILITIES:
Written option contracts, at value (Premiums received—$4,035,681)	4,120,304
Payable for:
Investment securities purchased	26,028,875
Fund shares redeemed	11,247,520
Dividends declared	3,161,362
Investment advisory fees	2,218,411
Shareholder servicing fees	473,695
Administration fees	64,465
Distribution fees	22,598
Directors' fees	38
Other liabilities	348,315
Total Liabilities	47,685,583
NET ASSETS	$3,935,103,429
NET ASSETS consist of:
Paid-in capital	$3,606,974,263
Dividends in excess of net investment income	(6,991,778)
Accumulated net realized loss	(54,067,180)
Net unrealized appreciation	389,188,124
$3,935,103,429

See accompanying notes to financial statements.

COHEN & STEERS REAL ESTATE SECURITIES FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES—(Continued)

June 30, 2017 (Unaudited)

CLASS A SHARES:
NET ASSETS	$740,355,481
Shares issued and outstanding ($0.001 par value common stock outstanding)	51,066,406
Net asset value and redemption price per share	$14.50
Maximum offering price per share ($14.50 ÷ 0.955)[a]	$15.18
CLASS C SHARES:
NET ASSETS	$293,659,251
Shares issued and outstanding ($0.001 par value common stock outstanding)	22,297,623
Net asset value and offering price per share[b]	$13.17
CLASS F SHARES:
NET ASSETS	$10,183
Shares issued and outstanding ($0.001 par value common stock outstanding)	668
Net asset value, offering and redemption price per share	$15.24
CLASS I SHARES:
NET ASSETS	$2,727,915,216
Shares issued and outstanding ($0.001 par value common stock outstanding)	178,910,879
Net asset value, offering and redemption price per share	$15.25
CLASS R SHARES:
NET ASSETS	$6,238,850
Shares issued and outstanding ($0.001 par value common stock outstanding)	410,278
Net asset value, offering and redemption price per share	$15.21
CLASS Z SHARES:
NET ASSETS	$166,924,448
Shares issued and outstanding ($0.001 par value common stock outstanding)	10,947,267
Net asset value, offering and redemption price per share	$15.25

a  On investments of $100,000 or more, the offering price is reduced.

b  Redemption price per share is equal to the net asset value per share less any applicable contingent deferred sales charge of 1.00% on shares held for less than one year.

See accompanying notes to financial statements.

COHEN & STEERS REAL ESTATE SECURITIES FUND, INC.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2017 (Unaudited)

Investment Income:
Dividend income	$46,342,281
Expenses:
Investment advisory fees	11,666,229
Distribution fees—Class A	864,667
Distribution fees—Class C	1,266,710
Distribution fees—Class R	11,138
Shareholder servicing fees—Class A	345,867
Shareholder servicing fees—Class C	422,237
Shareholder servicing fees—Class I	800,029
Administration fees	522,077
Transfer agent fees and expenses	375,817
Registration and filing fees	278,515
Shareholder reporting expenses	147,729
Directors' fees and expenses	119,810
Custodian fees and expenses	71,392
Professional fees	50,301
Miscellaneous	45,286
Total Expenses	16,987,804
Net Investment Income (Loss)	29,354,477
Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(16,893,971)
Foreign currency transactions	3,251
Net realized gain (loss)	(16,890,720)
Net change in unrealized appreciation (depreciation) on:
Investments	131,615,468
Written option contracts	115,345
Foreign currency translations	(75)
Net change in unrealized appreciation (depreciation)	131,730,738
Net Realized and Unrealized Gain (Loss)	114,840,018
Net Increase (Decrease) in Net Assets Resulting from Operations	$144,194,495

See accompanying notes to financial statements.

COHEN & STEERS REAL ESTATE SECURITIES FUND, INC.

STATEMENT OF CHANGES IN NET ASSETS (Unaudited)

	For the Six Months Ended June 30, 2017	For the Year Ended December 31, 2016
Change in Net Assets:
From Operations:
Net investment income (loss)	$29,354,477	$33,647,277
Net realized gain (loss)	(16,890,720)	61,023,893
Net change in unrealized appreciation (depreciation)	131,730,738	37,101,635
Net increase (decrease) in net assets resulting from operations	144,194,495	131,772,805
Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(8,940,021)	(6,615,894)
Class C	(3,394,417)	(2,417,695)
Class F	(64)	—
Class I	(30,780,270)	(19,708,189)
Class R	(55,273)	(23,317)
Class Z	(2,035,406)	(898,110)
Net realized gain:
Class A	—	(27,184,850)
Class C	—	(17,552,782)
Class F	—	—
Class I	—	(64,094,334)
Class R	—	(125,214)
Class Z	—	(3,164,643)
Total dividends and distributions to shareholders	(45,205,451)	(141,785,028)
Capital Stock Transactions:
Increase (decrease) in net assets from Fund share transactions	956,645,779	1,452,464,991
Total increase (decrease) in net assets	1,055,634,823	1,442,452,768
Net Assets:
Beginning of period	2,879,468,606	1,437,015,838
End of period[a]	$3,935,103,429	$2,879,468,606

a  Includes dividends in excess of net investment income and accumulated undistributed net investment income of $6,991,778 and $8,859,196, respectively.

See accompanying notes to financial statements.

COHEN & STEERS REAL ESTATE SECURITIES FUND, INC.

FINANCIAL HIGHLIGHTS (Unaudited)

The following tables include selected data for a share outstanding throughout each period and other performance information derived from the financial statements. They should be read in conjunction with the financial statements and notes thereto.

	Class A
	For the Six	For the Year Ended December 31,
	Months Ended
Per Share Operating Performance:	June 30, 2017	2016	2015	2014	2013	2012
Net asset value, beginning of period	$14.09	$13.84	$16.16	$13.21	$13.47	$11.71
Income (loss) from investment operations:
Net investment income (loss)[a]	0.11 [b]	0.19	0.14 [b]	0.16 [b]	0.15	0.12
Net realized and unrealized gain (loss)	0.48	0.89	0.73	4.01	0.44	1.87
Total from investment operations	0.59	1.08	0.87	4.17	0.59	1.99
Less dividends and distributions to shareholders from:
Net investment income	(0.18)	(0.17)	(0.12)	(0.17)	(0.15)	(0.13)
Net realized gain	—	(0.66)	(3.07)	(1.05)	(0.70)	(0.10)
Total dividends and distributions to shareholders	(0.18)	(0.83)	(3.19)	(1.22)	(0.85)	(0.23)
Net increase (decrease) in net asset value	0.41	0.25	(2.32)	2.95	(0.26)	1.76
Net asset value, end of period	$14.50	$14.09	$13.84	$16.16	$13.21	$13.47
Total investment return[c,d]	4.22%[e]	7.75%	7.35%	32.13%	4.44%	17.03%

See accompanying notes to financial statements.

COHEN & STEERS REAL ESTATE SECURITIES FUND, INC.

FINANCIAL HIGHLIGHTS (Unaudited)—(Continued)

	Class A
	For the Six	For the Year Ended December 31,
	Months Ended
Ratios/Supplemental Data:	June 30, 2017	2016	2015	2014	2013	2012
Net assets, end of period (in millions)	$740.4	$675.8	$391.5	$302.4	$344.3	$292.5
Ratio of expenses to average daily net assets	1.14%[f]	1.19%	1.23%[g]	1.21%	1.23%	1.25%
Ratio of net investment income (loss) to average daily net assets	1.60%[f]	1.36%	0.96%[g]	1.11%	1.05%	0.93%
Portfolio turnover rate	43%[e]	83%	95%	91%	101%	86%

a  Calculation based on average shares outstanding.

b  11.9% of gross income was attributable to dividends paid by Park Hotels & Resorts for the six months ended June 30, 2017. 12.0% and 12.8% of gross income was attributable to dividends paid by Simon Property Group for the years ended December 31, 2015 and December 31, 2014, respectively.

c  Return assumes the reinvestment of all dividends and distributions at NAV.

d  Does not reflect sales charges, which would reduce return.

e  Not annualized.

f  Annualized.

g  Includes extraordinary expenses related to shareholder proxy expenses. Without these expenses, the ratio of expenses to average daily net assets would have been 1.22% and the ratio of net investment income to average daily net assets would have been 0.97%.

See accompanying notes to financial statements.

COHEN & STEERS REAL ESTATE SECURITIES FUND, INC.

FINANCIAL HIGHLIGHTS (Unaudited)—(Continued)

	Class C
	For the Six	For the Year Ended December 31,
	Months Ended
Per Share Operating Performance:	June 30, 2017	2016	2015	2014	2013	2012
Net asset value, beginning of period	$12.81	$12.66	$15.07	$12.39	$12.69	$11.04
Income (loss) from investment operations:
Net investment income (loss)[a]	0.05 [b]	0.03	0.02 [b]	0.07 [b]	0.04	0.02
Net realized and unrealized gain (loss)	0.45	0.87	0.67	3.75	0.42	1.78
Total from investment operations	0.50	0.90	0.69	3.82	0.46	1.80
Less dividends and distributions to shareholders from:
Net investment income	(0.14)	(0.09)	(0.03)	(0.09)	(0.06)	(0.05)
Net realized gain	—	(0.66)	(3.07)	(1.05)	(0.70)	(0.10)
Total dividends and distributions to shareholders	(0.14)	(0.75)	(3.10)	(1.14)	(0.76)	(0.15)
Net increase (decrease) in net asset value	0.36	0.15	(2.41)	2.68	(0.30)	1.65
Net asset value, end of period	$13.17	$12.81	$12.66	$15.07	$12.39	$12.69
Total investment return[c,d]	3.89%[e]	7.03%	6.60%	31.31%	3.74%	16.35%

See accompanying notes to financial statements.

COHEN & STEERS REAL ESTATE SECURITIES FUND, INC.

FINANCIAL HIGHLIGHTS (Unaudited)—(Continued)

	Class C
	For the Six	For the Year Ended December 31,
	Months Ended
Ratios/Supplemental Data:	June 30, 2017	2016	2015	2014	2013	2012
Net assets, end of period (in millions)	$293.7	$356.3	$312.6	$315.0	$249.1	$245.9
Ratio of expenses to average daily net assets	1.79%[f]	1.84%	1.88%[g]	1.86%	1.87%	1.90%
Ratio of net investment income (loss) to average daily net assets	0.74%[f]	0.27%	0.14%[g]	0.46%	0.31%	0.20%
Portfolio turnover rate	43%[e]	83%	95%	91%	101%	86%

a  Calculation based on average shares outstanding.

b  11.9% of gross income was attributable to dividends paid by Park Hotels & Resorts for the six months ended June 30, 2017. 12.0% and 12.8% of gross income was attributable to dividends paid by Simon Property Group for the years ended December 31, 2015 and December 31, 2014, respectively.

c  Return assumes the reinvestment of all dividends and distributions at NAV.

d  Does not reflect sales charges, which would reduce return.

e  Not annualized.

f  Annualized.

g  Includes extraordinary expenses related to shareholder proxy expenses. Without these expenses, the ratio of expenses to average daily net assets would have been 1.87% and the ratio of net investment income to average daily net assets would have been 0.15%.

See accompanying notes to financial statements.

COHEN & STEERS REAL ESTATE SECURITIES FUND, INC.

FINANCIAL HIGHLIGHTS (Unaudited)—(Continued)

Class F
Per Share Operating Performance:	For the Period April 3, 2017[a] through June 30, 2017
Net asset value, beginning of period	$14.97
Income (loss) from investment operations:
Net investment income (loss)[b]	0.02
Net realized and unrealized gain (loss)	0.35
Total from investment operations	0.37
Less dividends and distributions to shareholders from:
Net investment income	(0.10)
Total dividends and distributions to shareholders	(0.10)
Net increase (decrease) in net asset value	0.27
Net asset value, end of period	$15.24
Total investment return[c]	2.44%[d]
Ratios/Supplemental Data:
Net assets, end of period (in 000s)	$10.2
Ratio of expenses to average daily net assets	0.79%[e]
Ratio of net investment income (loss) to average daily net assets	0.63%[e]
Portfolio turnover rate	43%[d]

a  Inception date.

b  Calculation based on average shares outstanding.

c  Return assumes the reinvestment of all dividends and distributions at NAV.

d  Not annualized.

e  Annualized.

See accompanying notes to financial statements.

COHEN & STEERS REAL ESTATE SECURITIES FUND, INC.

FINANCIAL HIGHLIGHTS (Unaudited)—(Continued)

	Class I
	For the Six	For the Year Ended December 31,
	Months Ended
Per Share Operating Performance:	June 30, 2017	2016	2015	2014	2013	2012
Net asset value, beginning of period	$14.80	$14.50	$16.78	$13.68	$13.92	$12.08
Income (loss) from investment operations:
Net investment income (loss)[a]	0.14 [b]	0.28	0.20 [b]	0.21 [b]	0.21	0.17
Net realized and unrealized gain (loss)	0.51	0.89	0.75	4.15	0.44	1.93
Total from investment operations	0.65	1.17	0.95	4.36	0.65	2.10
Less dividends and distributions to shareholders from:
Net investment income	(0.20)	(0.21)	(0.16)	(0.21)	(0.19)	(0.16)
Net realized gain	—	(0.66)	(3.07)	(1.05)	(0.70)	(0.10)
Total dividends and distributions to shareholders	(0.20)	(0.87)	(3.23)	(1.26)	(0.89)	(0.26)
Net increase (decrease) in net asset value	0.45	0.30	(2.28)	3.10	(0.24)	1.84
Net asset value, end of period	$15.25	$14.80	$14.50	$16.78	$13.68	$13.92
Total investment return[c]	4.42%[d]	8.00%	7.62%	32.48%	4.72%	17.49%

See accompanying notes to financial statements.

COHEN & STEERS REAL ESTATE SECURITIES FUND, INC.

FINANCIAL HIGHLIGHTS (Unaudited)—(Continued)

	Class I
	For the Six	For the Year Ended December 31,
	Months Ended
Ratios/Supplemental Data:	June 30, 2017	2016	2015	2014	2013	2012
Net assets, end of period (in millions)	$2,727.9	$1,721.3	$728.9	$606.7	$768.0	$517.8
Ratio of expenses to average daily net assets	0.86%[e]	0.91%	0.93%[f]	0.95%	0.96%	0.97%
Ratio of net investment income (loss) to average daily net assets	1.93%[e]	1.87%	1.31%[f]	1.35%	1.40%	1.30%
Portfolio turnover rate	43%[d]	83%	95%	91%	101%	86%

a  Calculation based on average shares outstanding.

b  11.9% of gross income was attributable to dividends paid by Park Hotels & Resorts for the six months ended June 30, 2017. 12.0% and 12.8% of gross income was attributable to dividends paid by Simon Property Group for the years ended December 31, 2015 and December 31, 2014, respectively.

c  Return assumes the reinvestment of all dividends and distributions at NAV.

d  Not annualized.

e  Annualized.

f  Includes extraordinary expenses related to shareholder proxy expenses. Without these expenses, the ratio of expenses to average daily net assets would have been 0.92% and the ratio of net investment income to average daily net assets would have been 1.32%.

See accompanying notes to financial statements.

COHEN & STEERS REAL ESTATE SECURITIES FUND, INC.

FINANCIAL HIGHLIGHTS (Unaudited)—(Continued)

	Class R
	For the Six Months Ended	For the Year Ended December 31,		For the Period October 1, 2014[a] through
Per Share Operating Performance:	June 30, 2017	2016	2015	December 31, 2014
Net asset value, beginning of period	$14.77	$14.47	$16.78	$15.16
Income (loss) from investment operations:
Net investment income (loss)[b]	0.12 [c]	0.29	0.24 [c]	0.06
Net realized and unrealized gain (loss)	0.49	0.82	0.64	2.32
Total from investment operations	0.61	1.11	0.88	2.38
Less dividends and distributions to shareholders from:
Net investment income	(0.17)	(0.15)	(0.12)	(0.02)
Net realized gain	—	(0.66)	(3.07)	(0.74)
Total dividends and distributions to shareholders	(0.17)	(0.81)	(3.19)	(0.76)
Net increase (decrease) in net asset value	0.44	0.30	(2.31)	1.62
Net asset value, end of period	$15.21	$14.77	$14.47	$16.78
Total investment return[d]	4.16%[e]	7.62%	7.15%	15.80%[e]
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$6.2	$4.0	$1.7	$0.01
Ratio of expenses to average daily net assets	1.29%[f]	1.34%	1.38%[g]	1.38%[f]
Ratio of net investment income (loss) to average daily net assets	1.58%[f]	1.91%	1.67%[g]	1.34%[f]
Portfolio turnover rate	43%[e]	83%	95%	91%[e]

a  Inception date.

b  Calculation based on average shares outstanding.

c  11.9% of gross income was attributable to dividends paid by Park Hotels & Resorts for the six months ended June 30, 2017. 12.0% of gross income was attributable to dividends paid by Simon Property Group for the year ended December 31, 2015.

d  Return assumes the reinvestment of all dividends and distributions at NAV.

e  Not annualized.

f  Annualized.

g  Includes extraordinary expenses, related to shareholder proxy expenses. Without these expenses the ratio of expenses to average daily net assets would have been 1.37% and the ratio of net investment income to average daily net assets would have been 1.68%.

See accompanying notes to financial statements.

COHEN & STEERS REAL ESTATE SECURITIES FUND, INC.

FINANCIAL HIGHLIGHTS (Unaudited)—(Continued)

	Class Z
	For the Six Months Ended	For the Year Ended December 31,		For the Period October 1, 2014[a] through
Per Share Operating Performance:	June 30, 2017	2016	2015	December 31, 2014
Net asset value, beginning of period	$14.80	$14.50	$16.78	$15.16
Income (loss) from investment operations:
Net investment income (loss)[b]	0.15 [c]	0.44	0.35 [c]	0.08
Net realized and unrealized gain (loss)	0.51	0.74	0.61	2.32
Total from investment operations	0.66	1.18	0.96	2.40
Less dividends and distributions to shareholders from:
Net investment income	(0.21)	(0.22)	(0.17)	(0.04)
Net realized gain	—	(0.66)	(3.07)	(0.74)
Total dividends and distributions to shareholders	(0.21)	(0.88)	(3.24)	(0.78)
Net increase (decrease) in net asset value	0.45	0.30	(2.28)	1.62
Net asset value, end of period	$15.25	$14.80	$14.50	$16.78
Total investment return[d]	4.45%[e]	8.06%	7.69%	15.94%[e]
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$166.9	$122.0	$2.4	$0.01
Ratio of expenses to average daily net assets	0.79%[f]	0.84%	0.88%[g]	0.86%[f]
Ratio of net investment income (loss) to average daily net assets	2.04%[f]	2.88%	2.43%[g]	1.86%[f]
Portfolio turnover rate	43%[e]	83%	95%	91%[e]

a  Inception date.

b  Calculation based on average shares outstanding.

c  11.9% of gross income was attributable to dividends paid by Park Hotels & Resorts for the six months ended June 30, 2017. 12.0% of gross income was attributable to dividends paid by Simon Property Group for the year ended December 31, 2015.

d  Return assumes the reinvestment of all dividends and distributions at NAV.

e  Not annualized.

f  Annualized.

g  Includes extraordinary expenses, related to shareholder proxy expenses. Without these expenses, the ratio of expenses to average daily net assets would have been 0.87% and the ratio of net investment income to average daily net assets would have been 2.44%.

See accompanying notes to financial statements.

COHEN & STEERS REAL ESTATE SECURITIES FUND, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

Note 1. Organization and Significant Accounting Policies

Cohen & Steers Real Estate Securities Fund, Inc. (the Fund) was incorporated under the laws of the State of Maryland on July 3, 1997 and is registered under the Investment Company Act of 1940 (the 1940 Act) as a non-diversified, open-end management investment company. The Fund's investment objective is total return. On December 6, 2016, the Board of Directors of the Fund approved the Fund's offering of Class F and Class T shares. Class F shares became available for investment on April 3, 2017, on which date the Fund sold 668 shares of Class F shares for $10,000 to Cohen & Steers Capital Management, Inc. (the investment advisor). Class T shares are currently not available for purchase. The authorized shares of the Fund are divided into seven classes designated Class A, C, F, I, R, T and Z shares. Each of the Fund's shares has equal dividend, liquidation and voting rights (except for matters relating to distribution and shareholder servicing of such shares).

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The Fund is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification (ASC) Topic 946—Investment Companies. The accounting policies of the Fund are in conformity with accounting principles generally accepted in the United States of America (GAAP). The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Portfolio Valuation: Investments in securities that are listed on the NYSE are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price. Exchange-traded options are valued at their last sale price as of the close of options trading on applicable exchanges on the valuation date. In the absence of a last sale price on such day, options are valued at the average of the quoted bid and ask prices as of the close of business. Over-the-counter (OTC) options are valued based upon prices provided by a third-party pricing service or counterparty.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges (including NASDAQ) are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain non-U.S. equity holdings may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the OTC market, including listed securities whose primary market is believed by the investment advisor to be OTC, are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment advisor, pursuant to delegation by the Board of Directors, to reflect the fair value of such securities.

COHEN & STEERS REAL ESTATE SECURITIES FUND, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at their closing net asset value.

The policies and procedures approved by the Fund's Board of Directors delegate authority to make fair value determinations to the investment advisor, subject to the oversight of the Board of Directors. The investment advisor has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable, or securities for which the investment advisor determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund's Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

Foreign equity fair value pricing procedures utilized by the Fund may cause certain non-U.S. equity holdings to be fair valued on the basis of fair value factors provided by a pricing service to reflect any significant market movements between the time the Fund values such securities and the earlier closing of foreign markets.

The Fund's use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability. The hierarchy of inputs that are used in determining the fair value of the Fund's investments is summarized below.

•  Level 1—quoted prices in active markets for identical investments

•  Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)

•  Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities may or may not be an indication of the risk associated with investing in those securities.

COHEN & STEERS REAL ESTATE SECURITIES FUND, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfer at the end of the period in which the underlying event causing the movement occurred. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. There were no transfers between Level 1 and Level 2 securities as of June 30, 2017.

The following is a summary of the inputs used as of June 30, 2017 in valuing the Fund's investments carried at value:

	Total	Quoted Prices In Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Common Stock	$3,864,221,513	$3,864,221,513	$—	$—
Purchased Option Contracts	7,850,113	—	7,850,113	—
Short-Term Investments	25,900,000	—	25,900,000	—
Total Investments[a]	$3,897,971,626	$3,864,221,513	$33,750,113	$—
Written Option Contracts	$(4,120,304)	$—	$(4,120,304)	$—
Total Written Option Contracts[a]	$(4,120,304)	$—	$(4,120,304)	$—

a  Portfolio holdings are disclosed individually on the Schedule of Investments.

Security Transactions, Investment Income and Expense Allocations: Security transactions are recorded on trade date. Realized gains and losses on investments sold are recorded on the basis of identified cost. Interest income is recorded on the accrual basis. Discounts are accreted and premiums are amortized over the life of the respective securities. Dividend income is recorded on the ex-dividend date, except for certain dividends on foreign securities, which are recorded as soon as the Fund is informed after the ex-dividend date. Distributions from REITs are recorded as ordinary income, net realized capital gain or return of capital based on information reported by the REITs and management's estimates of such amounts based on historical information. These estimates are adjusted when the actual source of distributions is disclosed by the REITs and actual amounts may differ from the estimated amounts. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

Options: The Fund may purchase and write exchange-listed and OTC put or call options on securities, stock indices and other financial instruments for hedging purposes, to enhance portfolio returns and reduce overall volatility.

COHEN & STEERS REAL ESTATE SECURITIES FUND, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

When the Fund writes (sells) an option, an amount equal to the premium received by the Fund is recorded on the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. When an option expires, the Fund realizes a gain on the option to the extent of the premium received. Premiums received from writing options which are exercised or closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option on a security is exercised, the premium reduces the cost basis of the security purchased by the Fund. If a call option is exercised, the premium is added to the proceeds of the security sold to determine the realized gain or loss. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the underlying index or security. Other risks include the possibility of an illiquid options market or the inability of the counterparties to fulfill their obligations under the contracts.

Put and call options purchased are accounted for in the same manner as portfolio securities. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss when the underlying transaction is executed. The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of the premium and change in market value should the counterparty not perform under the contract.

Dividends and Distributions to Shareholders: Dividends from net investment income and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from GAAP. Dividends from net investment income, if any, are declared and paid quarterly. Net realized capital gains, unless offset by any available capital loss carryforward, are typically distributed to shareholders at least annually. Dividends and distributions to shareholders are recorded on the ex-dividend date and are automatically reinvested in full and fractional shares of the Fund based on the net asset value per share at the close of business on the payable date, unless the shareholder has elected to have them paid in cash.

Dividends from net investment income are subject to recharacterization for tax purposes. Based upon the results of operations for the six months ended June 30, 2017, the investment advisor considers it likely that a significant portion of the dividends will be reclassified to distributions from return of capital upon the final determination of the Fund's taxable income after December 31, 2017, the Fund's fiscal year end.

Income Taxes: It is the policy of the Fund to continue to qualify as a regulated investment company, if such qualification is in the best interest of the shareholders, by complying with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies, and by distributing substantially all of its taxable earnings to its shareholders. Also, in order to avoid the payment of any federal excise taxes, the Fund will distribute substantially all of its net investment income and net realized gains on a calendar year basis. Accordingly, no provision for federal income or excise tax is necessary. Dividend and interest income from holdings in non-U.S. securities is recorded net of non-U.S. taxes paid. Management has analyzed the Fund's tax positions taken on federal and applicable state income tax returns as well as its tax positions in non-U.S. jurisdictions in which it trades for all open tax

COHEN & STEERS REAL ESTATE SECURITIES FUND, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

years and has concluded that as of June 30, 2017, no additional provisions for income tax are required in the Fund's financial statements. The Fund's tax positions for the tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service, state departments of revenue and by foreign tax authorities.

Note 2. Investment Advisory, Administration Fees and Other Transactions with Affiliates

Investment Advisory Fees: The investment advisor serves as the Fund's investment advisor pursuant to an investment advisory agreement (the investment advisory agreement). Under the terms of the investment advisory agreement, the investment advisor provides the Fund with day-to-day investment decisions and generally manages the Fund's investments in accordance with the stated policies of the Fund, subject to the supervision of the Board of Directors.

For the services provided to the Fund, the investment advisor receives a fee, accrued daily and paid monthly, at the annual rate of 0.75% of the average daily net assets of the Fund up to and including $1.5 billion and 0.65% of the average daily net assets above $1.5 billion.

Administration Fees: The Fund has entered into an administration agreement with the investment advisor under which the investment advisor performs certain administrative functions for the Fund and receives a fee, accrued daily and paid monthly, at the annual rate of 0.02% of the average daily net assets of the Fund. For the six months ended June 30, 2017, the Fund incurred $336,074 in fees under this administration agreement. On June 13, 2017, the Board of Directors of the Fund approved an amendment to the Fund's administration agreement with the investment advisor, effective October 1, 2017, increasing the administration fee to an annual rate of 0.04% of the average daily net assets of the Fund. Additionally, the Fund pays State Street Bank and Trust Company as co-administrator under a fund accounting and administration agreement.

Distribution Fees: Shares of the Fund are distributed by Cohen & Steers Securities, LLC (the distributor), an affiliated entity of the investment advisor. The Fund has adopted an amended distribution and service plan (the plan) pursuant to Rule 12b-1 under the 1940 Act. The plan provides that the Fund will pay the distributor a fee, accrued daily and paid monthly, at an annual rate of up to 0.25% of the average daily net assets attributable to Class A and Class T shares, up to 0.75% of the average daily net assets attributable to Class C shares and up to 0.50% of the average daily net assets attributable to Class R shares. In addition, with respect to Class R shares, such amounts may also be used to pay for services to Fund shareholders or services related to the maintenance of shareholder accounts. Class T shares are currently not available for purchase.

There is a maximum initial sales charge of 4.50% for Class A shares and 2.50% for Class T shares. Class T shares are currently not available for purchase. There is a contingent deferred sales charge (CDSC) of 1.00% on purchases of $1 million or more of Class A shares, which applies if redemption occurs within one year from purchase. There is a CDSC of 1.00% on Class C shares if redemption occurs within one year from purchase. For the six months ended June 30, 2017, the Fund has been advised that the distributor received $41,506, which represents a portion of the sales commissions paid by shareholders from the sale of Class A shares, and $20,905 and $70,823 of CDSC relating to

COHEN & STEERS REAL ESTATE SECURITIES FUND, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

redemptions of Class A and Class C shares, respectively. The distributor has advised the Fund that proceeds from the CDSC on these classes are used by the distributor to defray its expenses related to providing distribution-related services to the Fund in connection with the sale of these classes, including payments to dealers and other financial intermediaries for selling these classes. The payment of a CDSC may result in the distributor receiving amounts greater or less than the upfront commission paid by the distributor to the financial intermediary.

Shareholder Servicing Fees: For shareholder services, the Fund pays the distributor or its affiliates a fee, accrued daily, at an annual rate of up to 0.10% of the average daily net assets of the Fund's Class A, Class I and Class T shares and up to 0.25% of the average daily net assets of the Fund's Class C shares. The distributor is responsible for paying qualified financial institutions for shareholder services. Class T shares are currently not available for purchase.

Directors' and Officers' Fees: Certain directors and officers of the Fund are also directors, officers and/or employees of the investment advisor. The Fund does not pay compensation to directors and officers affiliated with the investment advisor except for the Chief Compliance Officer, who received compensation from the investment advisor, which was reimbursed by the Fund, in the amount of $20,252 for the six months ended June 30, 2017.

Note 3. Purchases and Sales of Securities

Purchases and sales of securities, excluding short-term investments, for the six months ended June 30, 2017, totaled $2,020,193,768a and $1,435,568,018, respectively.

a  Excludes the value of securities received as a result of subscriptions in-kind totaling $404,048,260 (See Note 7).

Transactions in written option contracts during the six months ended June 30, 2017, were as follows:

	Number of Contracts	Premiums
Written option contracts outstanding at December 31, 2016	400,000	$411,320
Option contracts written	64,666	4,326,457
Option contracts exercised	(400,400)	(702,096)
Written option contracts outstanding at June 30, 2017	64,266	$4,035,681

Note 4. Derivative Investments

The following tables present the value of derivatives held at June 30, 2017 and the effect of derivatives held during the six months ended June 30, 2017, along with the respective location in the financial statements. The volume of activity for written option contracts for the six months ended June 30, 2017 is summarized in Note 3.

COHEN & STEERS REAL ESTATE SECURITIES FUND, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

Statement of Assets and Liabilities
	Assets		Liabilities
Derivatives	Location	Fair Value	Location	Fair Value
Equity Risk:
Written option contracts	—	$—	Written option contracts	$4,120,304
Statement of Operations

Derivatives	Location	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
Equity Risk:
Written option contracts	Net Realized and Unrealized Gain (Loss)	$—	$115,345

At June 30, 2017, the Fund's derivative assets and liabilities (by type), which are subject to a master netting agreement, are as follows:

Derivative Financial Instruments	Assets	Liabilities
Equity Risk:
Written option contracts	$—	$4,120,304

The following table presents the Fund's derivative liabilities by counterparty net of amounts available for offset under a master netting agreement and net of the related collateral pledged by the Fund, if any, as of June 30, 2017:

Counterparty	Gross Amount of Liabilities Presented in the Statement of Assets and Liabilities	Financial Instruments and Derivatives Available for Offset	Collateral Pledged[a]	Net Amount of Derivative Liabilities[b]
Goldman Sachs & Co.	$4,120,304	$(4,120,304)	$—	$—

a  In some instances, the actual collateral pledged may be more than amount shown.

b  Net amount represents the net payable due to the counterparty in the event of default.

COHEN & STEERS REAL ESTATE SECURITIES FUND, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

Note 5. Income Tax Information

As of June 30, 2017, the federal tax cost and net unrealized appreciation (depreciation) in value of securities held were as follows:

Cost for federal income tax purposes	$3,508,698,879
Gross unrealized appreciation	$445,446,546
Gross unrealized depreciation	(56,173,799)
Net unrealized appreciation (depreciation)	$389,272,747

As of December 31, 2016, the Fund incurred short-term capital losses of $5,428,786 and long-term capital losses of $9,017,565 after October 31, 2016, that it has elected to treat as arising in the following fiscal year.

Note 6. Capital Stock

On February 6, 2017, the Board of Directors of the Fund approved an increase to the Fund's authorized shares of capital stock. The Fund is now authorized to issue 600 million shares of capital stock, at a par value of $0.001 per share, classified in seven classes as follows: 100 million of Class A capital stock, 50 million of Class C capital stock, 50 million of Class F capital stock, 250 million of Class I capital stock, 50 million of Class R capital stock, 50 million of Class T capital stock and 50 million of Class Z capital stock. Class T shares are currently not available for purchase. The Board of Directors of the Fund may increase or decrease the aggregate number of shares of common stock that the Fund has authority to issue. Transactions in Fund shares were as follows:

	For the Six Months Ended June 30, 2017		For the Year Ended December 31, 2016
	Shares	Amount	Shares	Amount
Class A:
Sold	13,295,907	$190,691,323	33,547,451	$480,262,530
Issued as reinvestment of dividends and distributions	509,186	7,306,133	1,922,163	27,572,087
Redeemed	(10,714,615)	(153,578,423)	(15,779,538)	(224,187,925)
Net increase (decrease)	3,090,478	$44,419,033	19,690,076	$283,646,692

COHEN & STEERS REAL ESTATE SECURITIES FUND, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

	For the Six Months Ended June 30, 2017		For the Year Ended December 31, 2016
	Shares	Amount	Shares	Amount
Class C:
Sold	2,075,082	$27,001,322	7,640,928	$101,220,860
Issued as reinvestment of dividends and distributions	185,277	2,413,324	967,246	12,678,670
Redeemed	(7,775,770)	(101,157,744)	(5,479,625)	(71,183,058)
Net increase (decrease)	(5,515,411)	$(71,743,098)	3,128,549	$42,716,472
Class F:[a]
Sold	668	$10,000	—	$—
Net increase (decrease)	668	$10,000	—	$—
Class I:
Sold	58,745,800	$884,812,005	96,447,211	$1,452,469,092
Subscription in-kind[b]	26,954,520	404,048,260	—	—
Issued as reinvestment of dividends and distributions	1,762,521	26,636,516	4,726,227	71,349,215
Redeemed	(24,824,755)	(374,324,609)	(35,164,593)	(524,378,646)
Net increase (decrease)	62,638,086	$941,172,172	66,008,845	$999,439,661
Class R:
Sold	206,248	$3,130,271	233,641	$3,519,322
Issued as reinvestments of dividends and distributions	3,651	54,926	9,912	147,843
Redeemed	(69,763)	(1,050,183)	(90,682)	(1,286,528)
Net increase (decrease)	140,136	$2,135,014	152,871	$2,380,637
Class Z:
Sold	3,333,382	$50,132,694	8,313,743	$127,962,518
Issued as reinvestment of dividends and distributions	130,238	1,966,339	262,912	3,932,107
Redeemed	(758,094)	(11,446,375)	(499,533)	(7,613,096)
Net increase (decrease)	2,705,526	$40,652,658	8,077,122	$124,281,529

a  Inception date of April 3, 2017.

b  Certain shareholders of the Fund subscribed shares in-kind.

COHEN & STEERS REAL ESTATE SECURITIES FUND, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

Note 7. Subscriptions In-Kind

The Fund may receive payment for Fund shares purchased wholly or in part by receiving portfolio securities from shareholders. For the six months ended June 30, 2017, the Fund had subscriptions in-kind with total proceeds in the amount of $404,048,260.

Note 8. Other Risks

Common Stock Risk: While common stocks have historically generated higher average returns than fixed income securities over the long-term, common stock has also experienced significantly more volatility in those returns, although under certain market conditions, fixed-income investments may have comparable or greater price volatility. An adverse event, such as an unfavorable earnings report, may depress the value of common stock held by the Fund. Also, the price of common stock is sensitive to general movements in the stock market. A drop in the stock market may depress the price of common stock held by the Fund.

Real Estate Market Risk: Since the Fund concentrates its assets in companies engaged in the real estate industry, an investment in the Fund will be closely linked to the performance of the real estate markets. Risks of investing in real estate securities include falling property values due to increasing vacancies, declining rents resulting from economic, legal, tax, political or technological developments, lack of liquidity, limited diversification, and sensitivity to certain economic factors such as interest-rate changes and market recessions. Real estate company prices also may drop because of the failure of borrowers to pay their loans and poor management, and residential developers, in particular, could be negatively impacted by falling home prices, slower mortgage origination and rising construction costs. The risks of investing in REITs are similar to those associated with direct investments in real estate securities.

REIT Risk: In addition to the risks of securities linked to the real estate industry, REITs are subject to certain other risks related to their structure and focus. REITs are dependent upon management skills and generally may not be diversified. REITs are also subject to heavy cash flow dependency, defaults by borrowers and self-liquidation. In addition, REITs could possibly fail to (i) qualify for pass-through of income under applicable tax law, or (ii) maintain their exemptions from registration under the 1940 Act. The above factors may also adversely affect a borrower's or a lessee's ability to meet its obligations to the REIT. In the event of a default by a borrower or lessee, the REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting its investments.

Small- and Medium-Sized Companies Risk: Real estate companies in the industry tend to be small- to medium-sized companies in relation to the equity markets as a whole. There may be less trading in a smaller company's stock, which means that buy and sell transactions in that stock could have a larger impact on the stock's price than is the case with larger company stocks. Smaller companies also may have fewer lines of business so that changes in any one line of business may have a greater impact on a smaller company's stock price than is the case for a larger company. Further, smaller company stocks may perform differently in different cycles than larger company stocks. Accordingly, real estate company shares can, and at times will, perform differently than large company stocks.

COHEN & STEERS REAL ESTATE SECURITIES FUND, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

Non-Diversification Risk: As a "non-diversified" investment company, the Fund can invest in fewer individual companies than a diversified investment company. As a result, the Fund is more susceptible to any single political, regulatory or economic occurrence and to the financial condition of individual issuers in which it invests. The Fund's relative lack of diversity may subject investors to greater risk of loss than a fund that has a diversified portfolio.

Options Risk: Gains on options transactions depend on the investment advisor's ability to predict correctly the direction of stock prices, indexes, interest rates, and other economic factors, and unanticipated changes may cause poorer overall performance for the Fund than if it had not engaged in such transactions. A rise in the value of the security or index underlying a call option written by the Fund exposes the Fund to possible loss or loss of opportunity to realize appreciation in the value of any portfolio securities underlying or otherwise related to the call option. By writing a put option, the Fund assumes the risk of a decline in the underlying security or index. There can be no assurance that a liquid market will exist when the Fund seeks to close out an option position, and for certain options not traded on an exchange no market usually exists. Trading could be interrupted, for example, because of supply and demand imbalances arising from a lack of either buyers or sellers, or an options exchange could suspend trading after the price has risen or fallen more than the maximum specified by the exchange.

Although the Fund may be able to offset to some extent any adverse effects of being unable to liquidate an option position, that Fund may experience losses in some cases as a result of such inability, may not be able to close its position and, in such an event would be unable to control its losses.

Regulatory Risk: The U.S. government has proposed and adopted multiple regulations that could have a long-lasting impact on the Fund and on the mutual fund industry in general. The U.S. Securities and Exchange Commission's (SEC) proposed rules governing the use of derivatives by registered investment companies, the Department of Labor's (DOL) final rule on conflicts of interest on fiduciary investment advice, as well as the SEC's final rules and amendments to modernize the reporting and disclosure (Modernization) and to develop and implement a Liquidity Risk Management Program for open-end investment companies (Liquidity) could, among other things, restrict and/or increase the cost of the Fund's ability to engage in transactions, impact flows into the Fund and/or increase overall expenses of the Fund. In addition, Congress, various exchanges and regulatory and self-regulatory authorities, both domestic and foreign, have undertaken reviews of options and futures trading in light of market volatility. Among the actions that have been taken or proposed to be taken are new limits and reporting requirements for speculative positions, new or more stringent daily price fluctuation limits for futures and options transactions, and increased margin requirements for various types of futures transactions. While the full extent of all of these regulations is still unclear, these regulations and actions may adversely affect the instruments in which the Fund invests and its ability to execute its investment strategy.

This is not a complete list of the risks of investing in the Fund. For additional information concerning the risks of investing in the Fund, please consult the Fund's prospectus.

COHEN & STEERS REAL ESTATE SECURITIES FUND, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

Note 9. Other

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

Note 10. New Accounting Guidance

In October 2016, the SEC adopted new rules and amended existing rules (together, the "final rules") intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is for periods ending after August 1, 2017.

The adoption will have no effect on the Fund's net assets or results of operations.

Note 11. Subsequent Events

Management has evaluated events and transactions occurring after June 30, 2017 through the date that the financial statements were issued, and has determined that no additional disclosure in the financial statements is required.

COHEN & STEERS REAL ESTATE SECURITIES FUND, INC.

OTHER INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 800-330-7348, (ii) on our website at cohenandsteers.com or (iii) on the Securities and Exchange Commission's (the SEC) website at http://www.sec.gov. In addition, the Fund's proxy voting record for the most recent 12-month period ended June 30 is available by August 31 of each year (i) without charge, upon request, by calling 800-330-7348 or (ii) on the SEC's website at http://www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available (i) without charge, upon request, by calling 800-330-7348 or (ii) on the SEC's website at http://www.sec.gov. In addition, the Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Please note that distributions paid by the Fund to shareholders are subject to recharacterization for tax purposes. The Fund may also pay distributions in excess of the Fund's net investment company taxable income and net realized gains and this excess would be a tax free return of capital distributed from the Fund's assets. The final tax treatment of all distributions is reported to shareholders on their 1099-DIV forms, which are mailed after the close of each calendar year.

APPROVAL OF INVESTMENT ADVISORY AGREEMENT

The Board of Directors of the Fund, including a majority of the directors who are not parties to the Fund's investment advisory agreement (the Advisory Agreement), or interested persons of any such party (Independent Directors), has the responsibility under the 1940 Act to approve the Fund's Advisory Agreement for its initial two year term and its continuation annually thereafter at a meeting of the Board of Directors called for the purpose of voting on the approval or continuation. At a meeting of the Independent Directors held on June 6, 2017 and at a meeting of the full Board of Directors held in person on June 13, 2017, the Advisory Agreement was discussed and was unanimously continued for a term ending June 30, 2018 by the Fund's Board of Directors, including the Independent Directors. The Independent Directors were represented by independent counsel who assisted them in their deliberations during the meetings and executive sessions.

In considering whether to continue the Advisory Agreement, the Board of Directors reviewed materials provided by an independent data provider, which included, among other things, fee, expense and performance information compared to peer funds (Peer Funds) and performance comparisons to a larger category universe; summary information prepared by the Fund's investment advisor (the Investment Advisor); and a memorandum from Fund counsel outlining the legal duties of the Board of Directors. The Board of Directors also spoke directly with representatives of the independent data provider and met with investment advisory personnel. In addition, the Board of Directors considered information provided from time to time by the Investment Advisor throughout the year at meetings of the Board of Directors, including presentations by portfolio managers relating to the investment performance

COHEN & STEERS REAL ESTATE SECURITIES FUND, INC.

of the Fund and the investment strategies used in pursuing the Fund's objective. In particular, the Board of Directors considered the following:

(i) The nature, extent and quality of services to be provided by the Investment Advisor: The Board of Directors reviewed the services that the Investment Advisor provides to the Fund, including, but not limited to, making the day-to-day investment decisions for the Fund, and generally managing the Fund's investments in accordance with the stated policies of the Fund. The Board of Directors also discussed with officers and portfolio managers of the Fund the types of transactions that were being done on behalf of the Fund. Additionally, the Board of Directors took into account the services provided by the Investment Advisor to its other funds and accounts, including those that have investment objectives and strategies similar to the Fund. The Board of Directors also considered the education, background and experience of the Investment Advisor's personnel, particularly noting the potential benefit that the portfolio managers' work experience and favorable reputation can have on the Fund. The Board of Directors further noted the Investment Advisor's ability to attract qualified and experienced personnel. The Board of Directors also considered the administrative services provided by the Investment Advisor, including compliance and accounting services. After consideration of the above factors, among others, the Board of Directors concluded that the nature, extent and quality of services provided by the Investment Advisor are satisfactory and appropriate.

(ii) Investment performance of the Fund and the Investment Advisor: The Board of Directors considered the investment performance of the Fund compared to Peer Funds and compared to a relevant benchmark. The Board of Directors noted that the Fund outperformed the Peer Funds' medians for the one-, three-, five- and ten-year periods ended March 31, 2017, ranking in the first quintile for each. The Board of Directors noted that the Fund outperformed its benchmark for the one-, three-, five- and ten-year periods ended March 31, 2017. The Board of Directors engaged in discussions with the Investment Advisor regarding the contributors to and detractors from the Fund's performance during the periods. The Board of Directors also considered supplemental information provided by the Investment Advisor, including a narrative summary of various factors affecting performance and the Investment Advisor's performance in managing other real estate funds. The Board of Directors determined that Fund performance, in light of all considerations noted above, supported the continuation of the Advisory Agreement.

(iii) Cost of the services to be provided and profits to be realized by the Investment Advisor from the relationship with the Fund: The Board of Directors considered the actual management fee paid by the Fund as well as the total expense ratio. As part of its analysis, the Board of Directors gave consideration to the fee and expense analyses provided by the independent data provider. The Board of Directors noted that the Fund's actual management fee ranked in the second quintile, while the Fund's total expense ratio ranked in the fourth quintile (but was within 0.03% of the Peer Funds' median). The Board of Directors noted that the Fund has a breakpoint of 0.10% on assets over $1.5 billion and is currently benefitting from the fee reduction of the breakpoint. As of March 31, 2017, the Fund was above $1.5 billion in assets. In light of the considerations above, the Board of Directors concluded that the Fund's expense structure was satisfactory.

The Board of Directors also reviewed information regarding the profitability to the Investment Advisor of its relationship with the Fund. The Board of Directors considered the level of the Investment

COHEN & STEERS REAL ESTATE SECURITIES FUND, INC.

Advisor's profits and whether the profits were reasonable for the Investment Advisor. The Board of Directors took into consideration other benefits to be derived by the Investment Advisor in connection with the Advisory Agreement, noting particularly the research and related services, within the meaning of Section 28(e) of the Securities Exchange Act of 1934, as amended, that the Investment Advisor receives by allocating the Fund's brokerage transactions. The Board of Directors further considered that the Investment Advisor continues to reinvest profits back in the business, including upgrading and/or implementing new trading, compliance and accounting systems, and by adding investment personnel to the portfolio management teams. The Board of Directors also considered the administrative services provided by the Investment Advisor and the associated administration fee paid to the Investment Advisor for such services under the Administration Agreement. The Board of Directors determined that the services received under the Administration Agreement are beneficial to the Fund. Some of these services include compliance, accounting and operational services, oversight of third party service providers, supervising compliance by the Fund with regulatory requirements, furnishing office space and facilities for the Fund, and providing persons satisfactory to the Board of Directors to serve as officers of the Fund. The Board of Directors then approved a 0.02% increase in the administration fee paid by the Fund. The Board of Directors concluded that the profits realized by the Investment Advisor from its relationship with the Fund were reasonable and consistent with the Investment Advisor's fiduciary duties.

(iv) The extent to which economies of scale would be realized as the Fund grows and whether fee levels would reflect such economies of scale: The Board of Directors noted that the Fund's advisory fee schedule contains a breakpoint of 0.10% on assets over $1.5 billion. In light of the considerations above, the Board of Directors determined that economies of scale are being shared with shareholders, concluding that the Fund's expense structure was satisfactory. In considering economies of scale, the Board of Directors also noted, as discussed above in (iii), that the Investment Advisor continues to reinvest profits back in the business.

(v) Comparison of services to be rendered and fees to be paid to those under other investment advisory contracts, such as contracts of the same and other investment advisors or other clients: As discussed above in (iii), the Board of Directors compared the fees paid under the Advisory Agreement to those under other investment advisory contracts of other investment advisors managing Peer Funds. The Board of Directors also compared the services rendered, fees paid and profitability under the Advisory Agreement to those under the Investment Advisor's other fund advisory agreements and advisory contracts with institutional and other clients with similar investment mandates. The Board of Directors also considered the entrepreneurial risk and financial exposure assumed by the Investment Advisor in developing and managing the Fund that the Investment Advisor does not have with institutional and other clients and other differences in the management of registered investment companies and institutional accounts. The Board of Directors determined that on a comparative basis the fees under the Advisory Agreement were reasonable in relation to the services provided.

No single factor was cited as determinative to the decision of the Board of Directors. Rather, after weighing all of the considerations and conclusions discussed above, the Board of Directors, including the Independent Directors, unanimously approved the continuation of the Advisory Agreement.

COHEN & STEERS REAL ESTATE SECURITIES FUND, INC.

Cohen & Steers Privacy Policy

Facts	What Does Cohen & Steers Do With Your Personal Information?
Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
• Social Security number and account balances
• Transaction history and account transactions
• Purchase history and wire transfer instructions
How?

All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information; the reasons Cohen & Steers chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Cohen & Steers share?	Can you limit this sharing?
For our everyday business purposes— such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or reports to credit bureaus	Yes	No
For our marketing purposes— to offer our products and services to you	Yes	No
For joint marketing with other financial companies—	No	We don't share
For our affiliates' everyday business purposes— information about your transactions and experiences	No	We don't share
For our affiliates' everyday business purposes— information about your creditworthiness	No	We don't share
For our affiliates to market to you—	No	We don't share
For non-affiliates to market to you—	No	We don't share

Questions?  Call 800.330.7348

COHEN & STEERS REAL ESTATE SECURITIES FUND, INC.

Cohen & Steers Privacy Policy—(Continued)

Who we are
Who is providing this notice?

Cohen & Steers Capital Management, Inc., Cohen & Steers Asia Limited, Cohen & Steers Japan, LLC, Cohen & Steers UK Limited, Cohen & Steers Securities, LLC, Cohen & Steers Private Funds and Cohen & Steers Open and Closed-End Funds (collectively, Cohen & Steers).

What we do
How does Cohen & Steers protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We restrict access to your information to those employees who need it to perform their jobs, and also require companies that provide services on our behalf to protect your information.

How does Cohen & Steers collect my personal information?	We collect your personal information, for example, when you:
• Open an account or buy securities from us
• Provide account information or give us your contact information
• Make deposits or withdrawals from your account
We also collect your personal information from other companies.
Why can't I limit all sharing?	Federal law gives you the right to limit only:
• sharing for affiliates' everyday business purposes—information about your creditworthiness
• affiliates from using your information to market to you
• sharing for non-affiliates to market to you
State law and individual companies may give you additional rights to limit sharing.
Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. • Cohen & Steers does not share with affiliates.
Non-affiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • Cohen & Steers does not share with non-affiliates.
Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. • Cohen & Steers does not jointly market.

COHEN & STEERS REAL ESTATE SECURITIES FUND, INC.

Cohen & Steers Investment Solutions

COHEN & STEERS REAL ASSETS FUND

  •  Designed for investors seeking total return and the maximization of real returns during inflationary environments by investing primarily in real assets

  •  Symbols: RAPAX, RAPCX, RAPIX, RAPRX, RAPZX

COHEN & STEERS
INSTITUTIONAL GLOBAL REALTY SHARES

  •  Designed for institutional investors seeking total return, investing primarily in global real estate securities

  •  Symbol: GRSIX

COHEN & STEERS GLOBAL REALTY SHARES

  •  Designed for investors seeking total return, investing primarily in global real estate equity securities

  •  Symbols: CSFAX, CSFCX, CSSPX, GRSRX, CSFZX

COHEN & STEERS REALTY SHARES

  •  Designed for investors seeking total return, investing primarily in U.S. real estate securities

  •  Symbol: CSRSX

COHEN & STEERS REAL ESTATE SECURITIES FUND

  •  Designed for investors seeking total return, investing primarily in U.S. real estate securities

  •  Symbols: CSEIX, CSCIX, CREFX, CSDIX, CIRRX, CSZIX

COHEN & STEERS INSTITUTIONAL REALTY SHARES

  •  Designed for institutional investors seeking total return, investing primarily in U.S. real estate securities

  •  Symbol: CSRIX

COHEN & STEERS INTERNATIONAL REALTY FUND

  •  Designed for investors seeking total return, investing primarily in international (non-U.S.) real estate securities

  •  Symbols: IRFAX, IRFCX, IRFIX, IRFRX, IRFZX

COHEN & STEERS
ACTIVE COMMODITIES STRATEGY FUND

  •  Designed for investors seeking total return, investing primarily in a diversified portfolio of exchange-traded commodity future contracts and other commodity-related derivative instruments

  •  Symbols: CDFAX, CDFCX, CDFIX, CDFRX, CDFZX

COHEN & STEERS GLOBAL INFRASTRUCTURE FUND

  •  Designed for investors seeking total return, investing primarily in global infrastructure securities

  •  Symbols: CSUAX, CSUCX, CSUIX, CSURX, CSUZX

COHEN & STEERS
MLP & ENERGY OPPORTUNITY FUND

  •  Designed for investors seeking total return, investing primarily in midstream energy master limited partnership (MLP) units and related stocks

  •  Symbols: MLOAX, MLOCX, MLOIX, MLORX, MLOZX

COHEN & STEERS
LOW DURATION PREFERRED AND INCOME FUND

  •  Designed for investors seeking high current income and capital preservation by investing in low-duration preferred and other income securities issued by U.S. and non-U.S. companies

  •  Symbols: LPXAX, LPXCX, LPXIX, LPXRX, LPXZX

COHEN & STEERS
PREFERRED SECURITIES AND INCOME FUND

  •  Designed for investors seeking total return (high current income and capital appreciation), investing primarily in preferred and debt securities issued by U.S. and non-U.S. companies

  •  Symbols: CPXAX, CPXCX, CPXFX, CPXIX, CPRRX, CPXZX

COHEN & STEERS DIVIDEND VALUE FUND

  •  Designed for investors seeking long-term growth of income and capital appreciation, investing primarily in dividend paying common stocks and preferred stocks

  •  Symbols: DVFAX, DVFCX, DVFIX, DVFRX, DVFZX

Distributed by Cohen & Steers Securities, LLC.

COHEN & STEERS GLOBAL REALTY MAJORS ETF

  •  Designed for investors who seek a relatively low-cost passive approach for investing in a portfolio of global real estate equity securities of companies in a specified index

  •  Symbol: GRI

Distributed by ALPS Distributors, Inc.

ISHARES COHEN & STEERS
REALTY MAJORS INDEX FUND

  •  Designed for investors who seek a relatively low-cost passive approach for investing in a portfolio of U.S. real estate equity securities of companies in a specified index

  •  Symbol: ICF

Distributed by SEI Investments Distribution Co.

Please consider the investment objectives, risks, charges and expenses of any Cohen & Steers U.S. registered open-end fund carefully before investing. A summary prospectus and prospectus containing this and other information can be obtained by calling 800-330-7348 or by visiting cohenandsteers.com. Please read the summary prospectus and prospectus carefully before investing.

COHEN & STEERS REAL ESTATE SECURITIES FUND, INC.

OFFICERS AND DIRECTORS

Robert H. Steers
Director and Chairman

Joseph M. Harvey
Director and Vice President

Michael G. Clark
Director

Bonnie Cohen
Director

George Grossman
Director

Dean Junkans
Director

Richard E. Kroon
Director

Gerald J. Maginnis
Director

Jane F. Magpiong
Director

Richard J. Norman
Director

Frank K. Ross
Director

C. Edward Ward, Jr.
Director

Adam M. Derechin
President and Chief Executive Officer

Thomas N. Bohjalian
Vice President

Yigal D. Jhirad
Vice President

Jason Yablon
Vice President

Francis C. Poli
Assistant Secretary

James Giallanza
Chief Financial Officer

Albert Laskaj
Treasurer

Lisa D. Phelan
Chief Compliance Officer

KEY INFORMATION

Investment Advisor

Cohen & Steers Capital Management, Inc.
280 Park Avenue
New York, NY 10017
(212) 832-3232

Co-administrator and Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111

Transfer Agent

Boston Financial Data Services, Inc.
P.O. Box 8123
Boston, MA 02266
(800) 437-9912

Legal Counsel

Ropes & Gray LLP
1211 Avenue of the Americas
New York, NY 10036

Distributor

Cohen & Steers Securities, LLC
280 Park Avenue
New York, NY 10017

Nasdaq Symbol: Class  A—CSEIX
Class  C—CSCIX
Class  F—CREFX
Class  I—CSDIX
Class  R—CIRRX
Class  T—CTSRX*
Class  Z—CSZIX

Website: cohenandsteers.com

This report is authorized for delivery only to shareholders of Cohen & Steers Real Estate Securities Fund, Inc. unless accompanied or preceded by the delivery of a currently effective prospectus setting forth details of the Fund. Performance data quoted represent past performance which is no guarantee of future results and your investment may be worth more or less at the time you sell your shares.

*  Class T shares are currently not available for purchase.

COHEN & STEERS

REAL ESTATE SECURITIES FUND

280 PARK AVENUE

NEW YORK, NY 10017

eDelivery NOW AVAILABLE

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CSEIXSAR

Semiannual Report June 30, 2017

Cohen & Steers Real Estate Securities Fund

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Included in Item 1 above.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

None.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms and that such material information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)  Not applicable.

(a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)  Not applicable.

(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a- 2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS REAL ESTATE SECURITIES FUND, INC.

By:	/s/ Adam M. Derechin
	Name:	Adam M. Derechin
	Title:	President and Chief Executive Officer

Date:	September 1, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam M. Derechin
	Name:	Adam M. Derechin
	Title:	President and Chief Executive Officer
(Principal Executive Officer)

By:	/s/ James Giallanza
	Name:	James Giallanza
	Title:	Chief Financial Officer
(Principal Financial Officer)

Date:	September 1, 2017